Other current assets (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other current assets
Input value-added tax recoverable	440,856	379,162
Income tax recoverable	43,781
Value-added tax refund from export sales	238,720	135,112
Prepaid input VAT & customs duty for import machinery and materials	26,803	106,664
Prepaid expenses	15,284	12,361
Insurance recovery asset		29,802
Prepayment for application of land use right	29,140	45,927
Foreign exchange forward contract instruments	23,351	2,493
Others	42,201	29,249
Other current assets	860,136	740,770